ROYALTY AND OTHER PROPERTY INTERESTS (Narrative) (Details) $ in Thousands, $ in Thousands, $ in Thousands	1 Months Ended												12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 02, 2022 USD ($)	May 31, 2022 USD ($)	Feb. 28, 2022 USD ($) shares	Jan. 31, 2022 USD ($) shares	Nov. 30, 2021 USD ($)	Oct. 21, 2021 USD ($) $ / Ounce $ / Pound shares	Jul. 31, 2021 CAD ($) shares	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($) shares	Sep. 30, 2020 AUD ($)	Nov. 30, 2018 USD ($)	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Oct. 31, 2021	Dec. 31, 2020 USD ($)
Categories Of Royalty And Other Property Interests [Line Items]
Royalty income															$ 6,913	$ 2,985
Royalty And Other Property Interest Depletion															5,637	2,418
Royalty and other property interests															53,425	65,648		$ 14,517
Revenue and other income															18,277	7,526
Proceeds from issuing shares															10,000	17,241
Share issue costs															39
Borrowings															40,489	50,733		$ 0
Cash payments received															7,411	420
Equity payments received															947	2,468
Impairment charge															5,526	8,373
SSR Mining Inc [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Future cash payments							$ 18,000									2,250
Cash consideration							$ 33,000
Number of shares issued | shares							12,323,048
Total consideration							$ 33,901
Acquisition costs							408
VAT paid							7,848
Stamp duties paid							383
SSR Mining Inc [Member] | VTB Note [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Borrowings							7,848
Bullion Monarch Mining, Inc [Member] | Barrick Gold Corporation and Barrick Affiliates and Subsidiaries [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Payment as settlement for claim of non payment of royalties															8,825
Total claim of non payment of royalties															25,000
Contingency fee															6,175
U.S.A. [Member] | Regional Strategic Alliance with South32 [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Net Smelter Return Royalty												2.00%
Execution payment (received)															25
Execution payment per property															75
Annual proceeds to generate new prospects												$ 800
Annual proceeds for new acquisition funding												$ 200
Option agreement, interest												100.00%
Option agreement, exploration expenditures required												$ 5,000
Proceeds from option agreement												$ 525
Cash payments received															396
U.S.A. [Member] | Regional Strategic Alliance with South32 [Member] | Subsequent Events [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Reimbursement amount															219	70
Revelo Portfolio [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Royalty and other property interests															1,162
Impairment charge															$ 25	0
Kaukua Royalty Interests [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Net Smelter Return Royalty															2.00%
Payments for net smelter return royalties													$ 125
Shares issued for net smelter return royalty | shares													52,000	52,000	52,000
Value of shares issued for net smelter return royalty															$ 101
Percentage of net smelter return royalty purchased prior to delivery of bankable feasibility study													1.00%	1.00%	1.00%
Amount of bankable feasibility study | €														€ 1,000
Remaining percentage of uncapped and not repurchased net smelter return royalty													1.00%	1.00%	1.00%
Leeville Mine [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Gross smelter return royalty															1.00%
Royalty income															$ 2,348	2,739
Royalty And Other Property Interest Depletion															$ 1,867	2,418
Gold tax, percentage													5.00%	5.00%	5.00%
Direct Gold Tax Amount															$ 116	137
Mainspring, Arizona [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Impairment charge															104
Balya Project [Member] | Turkey [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Royalty income															$ 276	0
Net Smelter Return Royalty															4.00%
Pediment Gold Llc [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Net Smelter Return Royalty		2.00%
Percentage of net smelter return royalty may be purchased anytime prior to anniversary		0.50%
Percentage of net smelter return royalty may be purchased any time prior to production		0.50%
Royalty and other property interests		$ 500
Advanced royalty payments		20
Right to buy back half royalty percentage						2.00%
Purchased first 0.5% NSR interest		1,000
Purchased second 0.5% NSR interest		1,500
Pediment Gold Llc [Member] | Bottom of range [member]
Categories Of Royalty And Other Property Interests [Line Items]
Advanced royalty payments		10
Pediment Gold Llc [Member] | Top of range [member]
Categories Of Royalty And Other Property Interests [Line Items]
Advanced royalty payments		$ 50
Queensland Gold Project [Member] | Australia [Member] | Many Peaks Gold Pty. Ltd. ("MPL") [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Percentage of equity interests acquired											80.00%
Net Smelter Return Royalty											2.50%
Payments for net smelter return royalties											$ 500
Exploration expenditure											$ 2,500
Description of milestone payments											Upon MPL's exercise of the option, EMX will retain a 2.5% NSR royalty interest. Upon exercise of the option, MPL will be granted a second option by EMX to acquire the remaining 20% interest in the project by incurring a total of AUD$2,500 within 24 months of the start date of the first option period or issue to EMX the value of any shortfall in MPL shares. To exercise the second option MPL is required to make a payment equal to AUD$500 in cash or shares. During the year ended December 31, 2022, 1,175,000 common shares of MPL were issued to EMX as payment of the AUD$235 first option fee upon the successful listing of MPL on the Australian Stock Exchange.
Amount of common shares received											$ 65
Yenipazar Property [Member] | SSR Mining Inc [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Royalty income							165,000
Contingent payments							$ 34,000
Threshold percentage of Net Profits Interest Royalty							6.00%
Converted percentage of Net Profits Interest Royalty after targeted revenue achieved							10.00%
Diablillos [Member] | Argentina [Member] | Abrasilver Resource Corp [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Net Smelter Return Royalty							1.00%
Deferred payment							$ 7,000
Deferred payment, discounted percentage							12.00%
Trade and settlement receivables															$ 5,253	4,700
Berenguela [Member] | Peru [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Percentage of equity interests acquired							100.00%
Deferred payment							$ 11,000
Deferred Payments Received							$ 2,250
Deferred payment, discounted percentage																	12.00%
Extension term for deferred payments							Under the terms of the amendment, the Company agreed to extend the due date for the receipt of $2,500 by one year, until November 21, 2023 in exchange for consideration of $400.
Consideration amount in exchange for extension of deferred payments															400
Gain on modification of the receivable															255
Trade and settlement receivables															$ 6,963	6,412
Agnico Oijarvi Gold Project And Solvik Gold Project [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Net Smelter Return Royalty									2.00%
Percentage of net smelter return royalty may be purchased									1.00%
Value of shares issued in acquisition									$ 1,500
Agnico Oijarvi Gold Project And Solvik Gold Project [Member] | Gold Line Resources Ltd. ("GLR") [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Percentage of equity interests acquired									100.00%
Cash consideration									$ 7,000
Total consideration									10,000
Payments for net smelter return royalties									1,000
Value of shares issued in acquisition									$ 1,500
Agnico Oijarvi Gold Project And Solvik Gold Project [Member] | Gold Line Resources Ltd. ("GLR") [Member] | Subsequent Events [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Number of shares issued | shares															2,840,806
Agnico Oijarvi Gold Project And Solvik Gold Project [Member] | Agnico Eagle Mines Limited [Member] | Subsequent Events [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Number of shares issued | shares															211,795
Value of shares issued in acquisition															$ 250
Oijarvi Extension Property [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Net Smelter Return Royalty															3.00%
Ounces of gold equivalent to payment													2,500	2,500	2,500
Right to buy back half royalty percentage													1.00%	1.00%	1.00%
Ounces of Gold pursuant to Advance Annual Royalty															30
Maximum ounces of gold per year															75
Oijarvi Extension Property [Member] | Gold Line Resources Ltd. ("GLR") [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Number of shares issued | shares															1,125,000
Share issue costs															$ 121
Svardsjo Polymetallic Project [Member] | District Metals Corp [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Percentage of equity interests acquired								100.00%
Cash consideration								$ 35
Number of shares issued | shares								1,659,084
Net Smelter Return Royalty								2.50%
Percentage of net smelter return royalty may be purchased								2.50%
Right to buy back half royalty percentage								0.50%
Right to buy back half royalty								$ 2,000
Value of shares issued in acquisition								$ 291
Increased percentage of ownership interest on non diluted basis								9.90%
Mo-i-Rana project [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Percentage of equity interests acquired				100.00%
Mo-i-Rana project [Member] | Mahvie Minerals AB ("Mahvie") [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Percentage of equity interests acquired				9.90%
Cash consideration				$ 500
Number of shares issued | shares				25,000,000
Net Smelter Return Royalty								2.50%
Ounces of gold equivalent to payment				75
Annual advance royalty ("AAR") payments				$ 5
Advanced royalty payments				$ 100
Right to buy back half royalty percentage				0.50%
Right to buy back half royalty				$ 1,500
Description of interest in project				(i) spend a minimum of $200 on the project by the first anniversary of the agreement and (ii) spend aggregate of $1,000 by the third anniversary of the agreement or complete a minimum of 2,000 meters of drilling on the project.
Red Top, Ripsey West, And Miller Mountain Projects [Member] | Zacapa Resources Ltd [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Number of shares issued | shares															440,000,000
Value of shares issued in acquisition															$ 176
Red Top, Ripsey West, And Miller Mountain Projects [Member] | Zaya Resources Ltd [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Percentage of equity interests acquired										100.00%
Red Top, Ripsey West, And Miller Mountain Projects [Member] | Zaya Resources Ltd [Member] | Zacapa Resources Ltd [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Percentage of equity interests acquired										9.90%
Number of shares issued | shares										2,960,000
Acquisition costs										$ 126
Exploration expenditure										3,000
Advanced royalty payments										20
Value of shares issued in acquisition										296
Red Top, Ripsey West, And Miller Mountain Projects [Member] | Bottom of range [member] | Zaya Resources Ltd [Member] | Zacapa Resources Ltd [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Advanced royalty payments										10
Red Top, Ripsey West, And Miller Mountain Projects [Member] | Top of range [member] | Zaya Resources Ltd [Member] | Zacapa Resources Ltd [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Advanced royalty payments										$ 75
Red Top And Ripsey West Projects [Member] | Zacapa Resources Ltd [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Cash consideration						$ 80
Net Smelter Return Royalty										2.50%
Right to buy back half royalty percentage						1.50%
Miller Mountain Project [Member] | Zacapa Resources Ltd [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Net Smelter Return Royalty										3.50%
Valve House, Timber Butte, Lehman Butte, And Speed Goat Projects [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Percentage of equity interests acquired						100.00%
Net Smelter Return Royalty						4.00%
Payment for share-based option						$ 600
Exploration expenditure						$ 1,500
Robber Gulch Project [Member] | Ridgeline Exploration Corporation [Member] | Bronco Creek Exploration [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Percentage of equity interests acquired					100.00%
Number of shares issued | shares					150,000,000
Net Smelter Return Royalty					3.25%
Payment for share-based option					$ 750
Execution payment (received)					50
Exploration expenditure					50
Increase in annual advance royalty payment					$ 75
Percentage of buyback option up to royalty by first completing					1.00%
Assignment And Assumption Agreement [Member] | Arizona Sonoran Copper Company Inc [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Net Smelter Return Royalty				1.50%
Execution payment (received)				$ 5
Execution payment (received) on transfer and registration				195
Milestone payment	$ 3,000
Richmond Mountain Project [Member] | Stallion Gold Corp [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Percentage of equity interests acquired			100.00%
Net Smelter Return Royalty			4.00%
Execution payment (received)			$ 25
Option agreement, exploration expenditures required			1,500
Proceeds from option agreement			$ 500
Percentage of buyback option up to royalty by first completing			1.50%
Gediktepe Royalty [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Impairment charge															$ 5,448	0
Description of discounted cash flow model estimating													As a result of this review, the Company recorded an impairment charge of $5,448 (2021 - $Nil), which was determined using a discounted cash flow model estimating the fair value less costs of disposal over a 15 year mine life using long term gold and copper prices of $1,641/oz and $3.61/lb discounted at rates of 5% and 8% respectively.	As a result of this review, the Company recorded an impairment charge of $5,448 (2021 - $Nil), which was determined using a discounted cash flow model estimating the fair value less costs of disposal over a 15 year mine life using long term gold and copper prices of $1,641/oz and $3.61/lb discounted at rates of 5% and 8% respectively.	As a result of this review, the Company recorded an impairment charge of $5,448 (2021 - $Nil), which was determined using a discounted cash flow model estimating the fair value less costs of disposal over a 15 year mine life using long term gold and copper prices of $1,641/oz and $3.61/lb discounted at rates of 5% and 8% respectively.
Term of mine life													15 years	15 years	15 years
Change in long term prices of gold and copper result difference in recoverable amount															$ (1,027)
Increase in the respective discount rates would result in a reduction of the recoverable amount															(1,125)
Between Fifth And Seventh Anniversaries [Member] | Robber Gulch Project [Member] | Ridgeline Exploration Corporation [Member] | Bronco Creek Exploration [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Exploration expenditure					$ 650
First And Second Anniversaries [Member] | Assignment And Assumption Agreement [Member] | Arizona Sonoran Copper Company Inc [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Milestone payment				4,000
Third Anniversary [Member] | Mo-i-Rana project [Member] | Mahvie Minerals AB ("Mahvie") [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Advanced royalty payments				25
First Anniversary Date [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Ounces of gold equivalent to payment							10,000
Milestone payment							$ 4,000
First Anniversary Date [Member] | Queensland Gold Project [Member] | Australia [Member] | Many Peaks Gold Pty. Ltd. ("MPL") [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Cash consideration											235
First Anniversary Date [Member] | Assignment And Assumption Agreement [Member] | Arizona Sonoran Copper Company Inc [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Milestone payment				2,000
First Anniversary Date [Member] | Richmond Mountain Project [Member] | Stallion Gold Corp [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Annual advance royalty ("AAR") payments			$ 100
12 months from the effective date | Queensland Gold Project [Member] | Australia [Member] | Many Peaks Gold Pty. Ltd. ("MPL") [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Minimum expenditure on project											$ 300
NSR royalty over metals produced from the oxide zone [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Net Smelter Return Royalty							10.00%
Ounces of gold equivalent to payment							10,000
NSR royalty over metals produced from the sulfide zone [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Royalty income															$ 3,709	$ 0
Net Smelter Return Royalty							2.00%
Ounces of gold equivalent to payment							25,000						10,000	10,000	10,000
When silver price is up to and including US $25 per ounce [Member] | Berenguela [Member] | Peru [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Net Smelter Return Royalty							1.00%
NSR royalty price per ounce | $ / Ounce							25
When silver price is over US$25 per ounce [Member] | Berenguela [Member] | Peru [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Net Smelter Return Royalty							1.25%
NSR royalty price per ounce | $ / Ounce							25
When Copper price is over US $2 per pound [Member] | Berenguela [Member] | Peru [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Net Smelter Return Royalty																	1.25%
NSR royalty price per pound | $ / Pound							2
Buyback option of percent royalty by first completing [Member] | Robber Gulch Project [Member] | Ridgeline Exploration Corporation [Member] | Bronco Creek Exploration [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Net Smelter Return Royalty					0.50%
Anniversary payment received for each project					$ 1,500
Buyback option of percent royalty by first completing [Member] | Assignment And Assumption Agreement [Member] | Arizona Sonoran Copper Company Inc [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Payments for net smelter return royalties				50
Increase in annual advance royalty payment				1,000
Anniversary payment received for each project				$ 500
Percentage of buyback option up to royalty by first completing				1.00%
Buyback option of percent royalty by first completing [Member] | Richmond Mountain Project [Member] | Stallion Gold Corp [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Net Smelter Return Royalty			0.50%
Anniversary payment received for each project			$ 750
Buyback option of percent royalty by second completing [Member] | Richmond Mountain Project [Member] | Stallion Gold Corp [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Net Smelter Return Royalty			0.50%
Anniversary payment received for each project			$ 1,000
Buyback option of percent royalty by remaining [Member] | Robber Gulch Project [Member] | Ridgeline Exploration Corporation [Member] | Bronco Creek Exploration [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Net Smelter Return Royalty					0.50%
Anniversary payment received for each project					$ 2,000
Buyback option of percent royalty by remaining [Member] | Assignment And Assumption Agreement [Member] | Arizona Sonoran Copper Company Inc [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Annual advance royalty ("AAR") payments				$ 3,000
Buyback option of percent royalty by remaining [Member] | Richmond Mountain Project [Member] | Stallion Gold Corp [Member]
Categories Of Royalty And Other Property Interests [Line Items]
Net Smelter Return Royalty			0.50%
Anniversary payment received for each project			$ 1,200